SEGMENTAL ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [text block] [Abstract]
Disclosure of Operating Segments [Text Block]
	Retail £m	Commercial Banking £m	Other £m	Group £m
Year ended 31 December 2019
Net interest income	8,753	2,692	775	12,220
Other income	2,020	875	1,493	4,388
Total income	10,773	3,567	2,268	16,608
Costs	(7,905)	(1,825)	(1,393)	(11,123)
Trading surplus	2,868	1,742	875	5,485
Impairment (charge) credit	(1,038)	(313)	(11)	(1,362)
Profit before tax	1,830	1,429	864	4,123
External income	13,038	1,655	1,915	16,608
Inter-segment income	(2,265)	1,912	353	–
Segment income	10,773	3,567	2,268	16,608
Segment external assets	350,521	89,895	140,952	581,368
Segment external liabilities	259,946	126,313	156,210	542,469
Analysis of segment other income:
Current accounts	518	133	5	656
Credit and debit card fees	634	327	–	961
Commercial banking fees	–	166	–	166
Private banking and asset management	–	–	38	38
Factoring	–	103	–	103
Other fees and commissions	63	224	152	439
Fees and commissions receivable	1,215	953	195	2,363
Fees and commissions payable	(571)	(299)	(157)	(1,027)
Net fee and commission income	644	654	38	1,336
Operating lease income	1,225	22	–	1,247
Gains and losses on disposal of financial assets at fair value through other comprehensive income	–	(5)	201	196
Other income	151	204	1,254	1,609
Segment other income	2,020	875	1,493	4,388
Other segment items reflected in income statement above:
Depreciation and amortisation	1,712	315	575	2,602
Defined benefit scheme charges	108	43	94	245
Other segment items:
Additions to fixed assets	2,208	247	1,097	3,552
Investments in joint ventures and associates at end of year	3	–	–	3
	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2018[1]
Net interest income	9,008	2,921	825	12,754
Other income	1,917	1,452	851	4,220
Total income	10,925	4,373	1,676	16,974
Costs	(7,702)	(2,167)	(1,899)	(11,768)
Trading surplus	3,223	2,206	(223)	5,206
Impairment (charge) credit	(861)	(80)	15	(926)
Profit before tax	2,362	2,126	(208)	4,280
External income	12,893	4,157	(76)	16,974
Inter-segment income	(1,968)	216	1,752	–
Segment income	10,925	4,373	1,676	16,974
Segment external assets	349,380	115,819	128,325	593,524
Segment external liabilities	260,419	138,210	155,145	553,774
Analysis of segment other income:
Current accounts	503	139	5	647
Credit and debit card fees	646	328	–	974
Commercial banking fees	–	271	–	271
Private banking and asset management	–	2	92	94
Factoring	–	83	–	83
Other fees and commissions	52	253	123	428
Fees and commissions receivable	1,201	1,076	220	2,497
Fees and commissions payable	(757)	(310)	(161)	(1,228)
Net fee and commission income	444	766	59	1,269
Operating lease income	1,305	36	–	1,341
Gains and losses on disposal of financial assets at fair value through other comprehensive income	–	–	268	268
Other income	168	650	524	1,342
Segment other income	1,917	1,452	851	4,220
Other segment items reflected in income statement above:
Depreciation and amortisation	1,573	278	498	2,349
Defined benefit scheme charges	121	48	231	400
Other segment items:
Additions to fixed assets	2,092	208	1,078	3,378
Investments in joint ventures and associates at end of year	4	–	1	5
	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2017[1]
Net interest income	8,680	3,062	622	12,364
Other income	2,165	2,031	792	4,988
Total income	10,845	5,093	1,414	17,352
Costs	(8,128)	(2,530)	(972)	(11,630)
Trading surplus	2,717	2,563	442	5,722
Impairment (charge) credit	(625)	(95)	33	(687)
Profit (loss) before tax	2,092	2,468	475	5,035
External income	12,783	3,425	1,144	17,352
Inter-segment income	(1,938)	1,668	270	–
Segment income	10,845	5,093	1,414	17,352
Segment external assets	350,154	177,832	140,817	668,803
Segment external liabilities	258,469	224,939	141,910	625,318
Analysis of segment other income:
Current accounts	572	135	5	712
Credit and debit card fees	637	312	–	949
Commercial banking fees	–	321	–	321
Private banking and asset management	–	5	93	98
Factoring	–	91	–	91
Other fees and commissions	95	273	247	615
Fees and commissions receivable	1,304	1,137	345	2,786
Fees and commissions payable	(636)	(287)	(101)	(1,024)
Net fee and commission income	668	850	244	1,762
Operating lease income	1,281	63	–	1,344
Rental income from investment properties	–	1	–	1
Gains and losses on disposal of available-for-sale financial assets	–	5	459	464
Other income	216	1,112	89	1,417
Segment other income	2,165	2,031	792	4,988
Other segment items reflected in income statement above:
Depreciation and amortisation	1,547	322	423	2,292
Defined benefit scheme charges	149	52	140	341
Other segment items:
Additions to fixed assets	2,431	130	862	3,423
Investments in joint ventures and associates at end of year	9	–	–	9
1	Restated, see page F-24.
1	Restated, see page F-24.